                           Heartland Government Fund
--------------------------------------------------------------------------------

                              Semi-Annual Report
                                To Shareholders
                                 June 30, 2000

                           HEARTLAND GOVERNMENT FUND
                    SCHEDULE OF INVESTMENTS - June 30, 2000
                                  (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
          Par                                                                                                         Percent of
        Amount                     Security Description                 Coupon      Maturity              Value       Net Assets
----------------------------------------------------------------------------------------------------------------------------------
    LONG-TERM INVESTMENTS - 69.1%
    -----------------------------

                      AGENCY SECURITIES - 11.6%
    $ 3,000,000       Federal National Mortgage Association
                        (Callable 02/19/2002)                           6.190%      02/19/09          $  2,772,660           11.6%
                                                                                                      ------------          -----
                                                                                                      $  2,772,660           11.6%

                      COLLATERALIZED MORTGAGE OBLIGATIONS - 57.5%
      5,000,000       FHLMC CMO-SEQ 1978 BC                             6.500       05/15/25          $  4,558,800           19.0%
      1,600,000       FHR GOLD CMO 2134                                 6.500       09/15/19             1,422,192            5.9
      3,000,000       FNMA CMO-PAC 1993 - 38L                           5.000       08/25/22             2,510,070           10.5
      3,000,000       GNMA GNR 1999 -16 D                               6.500       05/16/13             2,766,030           11.5
      2,858,000       GNMA GNR 1999 -15 G                               6.500       05/16/29             2,537,418           10.6
                                                                                                      ------------          -----
                                                                                                      $ 13,794,510           57.5%

                                                                                                      ------------          -----
                      TOTAL LONG-TERM INVESTMENTS (Cost $17,497,635)                                  $ 16,567,170           69.1%
                                                                                                      ------------          -----

    SHORT-TERM INVESTMENTS - 23.4%
    ------------------------------

                      VARIABLE RATE DEMAND NOTES - 23.4% (a)
      1,194,000       American Family Financial Services 6.31%                                        $  1,194,000           5.0%
      1,194,000       Firstar Bank 6.34%                                                                 1,194,000           5.0
      1,193,000       General Mills Corporation 6.28%                                                    1,193,000           5.0
      1,194,000       Sara Lee Corporation 6.27%                                                         1,194,000           5.0
        815,000       Wisconsin Electric Power Company 6.31%                                               815,000           3.4
                                                                                                      ------------          -----
                      TOTAL SHORT-TERM INVESTMENTS (Cost $5,590,000)                                  $  5,590,000           23.4%
                                                                                                      ------------          -----

                      TOTAL INVESTMENTS - (Cost $23,087,635).......................................   $ 22,157,170           92.5%
                      Cash and receivables, less liabilities.......................................      1,810,721            7.5
                                                                                                      ------------          -----
                      TOTAL NET ASSETS.............................................................   $ 23,967,891          100.0%
                                                                                                      ============          =====

(a) Variable rate demand notes are considered short-term obligations and are payable on demand. The interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.

  The accompanying Notes to Financial Statements are an integral part of this
                                   Schedule.

                           HEARTLAND GOVERNMENT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 2000
                                  (Unaudited)

ASSETS:
      Investments in securities, at cost..............................................      $     23,087,635
                                                                                          ==================

      Investments in securities, at value.............................................      $     22,157,170
      Cash............................................................................             2,282,303
      Receivable from securities sold.................................................                38,841
      Receivable from fund shares sold................................................                   126
      Accrued dividends and interest..................................................               177,219
      Prepaid expenses................................................................                 1,052
                                                                                          ------------------
              Total Assets............................................................      $     24,656,711
                                                                                          ------------------

LIABILITIES:
      Payable for fund shares redeemed................................................      $        544,976
      Distributions payable...........................................................               106,958
      Accrued expenses................................................................                36,886
                                                                                          ------------------
              Total Liabilities.......................................................      $        688,820
                                                                                          ------------------
TOTAL NET ASSETS......................................................................      $     23,967,891
                                                                                          ==================


NET ASSETS CONSIST OF:
      Paid in capital.................................................................      $     33,590,662
      Accumulated undistributed net realized losses on investments....................            (8,692,306)
      Net unrealized depreciation on investments......................................              (930,465)
                                                                                          ------------------
TOTAL NET ASSETS......................................................................      $     23,967,891
                                                                                          ==================


SHARES OUTSTANDING, $.001 par value (100,000,000 authorized)..........................             2,703,042
                                                                                          ==================


NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE........................      $           8.87
                                                                                          ==================

 The accompanying Notes to Financial Statements are an integral part of this
                                  Statement.

                           HEARTLAND GOVERNMENT FUND
                            STATEMENT OF OPERATIONS
           For the period from January 1, 2000 through June 30, 2000
                                  (Unaudited)

INVESTMENT INCOME:
Interest..............................................................      $   1,342,877
                                                                           ---------------
      Total investment income.........................................      $   1,342,877
                                                                           ---------------

EXPENSES:
Management fees.......................................................      $     119,348
Distribution fees.....................................................             45,903
Transfer agent fees...................................................             29,985
Fund accounting fees..................................................              6,234
Custodian fees........................................................              4,186
Printing and communications...........................................              5,096
Postage...............................................................              6,687
Legal fees............................................................                837
Registration fees.....................................................              3,489
Directors' fees.......................................................              6,379
Audit fees............................................................              6,188
Other operating expenses..............................................             17,804
                                                                           --------------
        Total expenses................................................      $     252,136
        Less: Management fee waiver...................................            (69,758)
                                                                           --------------
        Net expenses..................................................      $     182,378
                                                                           --------------
NET INVESTMENT INCOME.................................................      $   1,160,499
                                                                           --------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized losses on:
        Long positions................................................      $  (1,137,040)
        Futures contracts.............................................            (12,709)
Net increase in unrealized appreciation on:
        Long positions................................................            110,585
        Futures contracts.............................................                  -
                                                                           --------------

TOTAL REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS...........      $  (1,039,164)
                                                                           --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................      $     121,335
                                                                           ==============

  The accompanying Notes to Financial Statements are an integral part of this
                                  Statement.

                           HEARTLAND GOVERNMENT FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      Semi-Annual
                                                                                      Period Ended                     Year
                                                                                     June 30, 2000                    Ended
                                                                                      (Unaudited)                December 31, 1999
                                                                                   ------------------          ---------------------
OPERATIONS:
   Net investment income.........................................................    $    1,160,499              $    3,002,681
   Net realized losses on investments............................................        (1,149,749)                 (2,127,473)
   Net increase (decrease) in unrealized appreciation on investments.............           110,585                  (2,894,481)
                                                                                     ---------------             ---------------
      Net increase (decrease) in net assets resulting from operations............    $      121,335              $   (2,019,273)
                                                                                     ---------------             ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.........................................................    $   (1,160,499)             $   (3,001,225)
   Net realized gains on investments.............................................                 -                           -
                                                                                     ---------------             ---------------
      Net distributions to shareholders..........................................    $   (1,160,499)             $   (3,001,225)
                                                                                     ---------------             ---------------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued...................................................    $    1,194,195              $   12,100,794
   Reinvested dividends from net investment income and distributions
      from net realized gains on investments.....................................           795,965                   2,377,908
   Cost of shares redeemed.......................................................       (19,743,096)                (21,583,715)
                                                                                     ---------------             ---------------
      Net decrease in net assets derived from Fund share activities..............    $  (17,752,936)             $   (7,105,013)
                                                                                     ---------------             ---------------

TOTAL DECREASE IN NET ASSETS.....................................................    $  (18,792,100)             $  (12,125,511)

NET ASSETS AT THE BEGINNING OF THE PERIOD........................................        42,759,991                  54,885,502
                                                                                     ---------------             ---------------

NET ASSETS AT THE END OF THE PERIOD..............................................    $   23,967,891              $   42,759,991
                                                                                     ===============             ===============

UNDISTRIBUTED NET INVESTMENT INCOME..............................................    $            -              $            -
                                                                                     ===============             ===============




 The accompanying Notes to Financial Statements are an integral part of these
                                  Statements.

                           HEARTLAND GOVERNMENT FUND

                             FINANCIAL HIGHLIGHTS

                                                          January 1, 2000 -
                                                            June 30, 2000                 For the year ended December 31,
                                                                              ------------------------------------------------------
                                                             (Unaudited)         1999        1998        1997     1996        1995
                                                          -----------------   ---------   ---------   --------- ---------  ---------
Per Share Data
Net asset value, beginning of period...................   $       9.11        $  10.06    $   9.85    $   9.54  $   9.96   $   8.91

Income from investment operations:
  Net investment income................................           0.24            0.57        0.57        0.58      0.59       0.60
  Net realized and unrealized gains on investments.....          (0.24)          (0.95)       0.21        0.31     (0.42)      1.05
                                                          ------------        --------    --------    --------  --------   --------
   Total income from investment operations.............              -           (0.38)       0.78        0.89      0.17       1.65
Less distribution from:
  Net investment income................................          (0.24)          (0.57)      (0.57)      (0.58)    (0.59)     (0.60)
                                                          ------------        --------    --------    --------  --------   --------
   Total distributions.................................          (0.24)          (0.57)      (0.57)      (0.58)    (0.59)     (0.60)

                                                          ------------        --------    --------    --------  --------   --------
Net asset value, end of period.........................   $       8.87        $   9.11    $  10.06    $   9.85  $   9.54   $   9.96
                                                          ============        ========    ========    ========  ========   ========

Total Return...........................................           0.45% (2)      -3.90%       8.15%       9.69%     2.00%     19.00%

Ratios and Supplemental Data
  Net assets, end of period (in thousands).............       $ 23,968        $ 42,760    $ 54,886    $ 48,562  $ 51,713   $ 66,261
  Ratio of net expenses to average net assets (3)......           1.00% (1)       0.80%       0.76%       0.87%     1.06%      1.07%
  Ratio of net investment income to average net
   assets (3)..........................................           6.33% (1)       5.93%       5.73%       6.12%     6.36%      6.31%
  Portfolio turnover rate..............................             31% (1)        185%         90%        143%       30%        97%

(1) Annualized.
(2) Not annualized.
(3) If there had been no expense reimbursement or management fee waiver by the Advisor, the ratio of net expenses to average net assets for the periods ended June 30, 2000, December 31, 1999, December 31, 1998, December 31, 1997, December 31, 1996 and December 31, 1995, would have been 1.38%, 1.25%, 1.16%, 1.20%, 1.21%, and 1.22%, respectively, and the ratios of net investment income to average net assets would have been 5.95%, 5.48%, 5.33%, 5.79%, 6.21%, and 6.16%, respectively.

 The accompanying Notes to Financial Statements are an integral part of these
                                  Statements.

                           HEARTLAND GOVERNMENT FUND
                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization

     Heartland Group, Inc. (the "Corporation") is registered as an open-end management company under the Investment Company Act of 1940. The Government Fund (the "Fund"), a diversified fund, is one of the eight series of funds issued by the Corporation at June 30, 2000.

(2)  Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements:

     (a) Debt securities are stated at fair value as furnished by independent pricing services based primarily upon information concerning market transactions and dealer quotations for similar securities, or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available are valued at their fair value using methods determined by the Board of Directors.

     (b) The Fund's policy is to comply with the requirements of the Internal Revenue Code, which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund paid no Federal income taxes, and no Federal income tax provision is required.

          At December 31, 1999 the Fund had Federal income tax capital loss carryforwards of $4,115,982 expiring in 2002, $858,458 expiring in 2003, $358,754 expiring in 2005, and $1,288,202 expiring in 2007. The
          Fund does not intend to make distributions of any future realized capital gains until its Federal income tax capital loss carryforwards are completely utilized.

          Statement of Position 93-2 requires that permanent financial reporting and tax differences be reclassified to paid in capital. Net assets are not affected by these reclassifications.

          Net realized gains or losses might differ for Federal income tax purposes primarily as a result of post-October losses, which may not be recognized for tax purposes until the first day of the following fiscal year, wash sales, and the marking-to-market of open futures contracts.

     (c) Net investment income, if any, is distributed to each shareholder as a dividend. The Fund declares dividends daily and distributes monthly. Dividends are recorded on the ex-dividend date. Net realized gains on investments, if any, are distributed at least annually.

                           HEARTLAND GOVERNMENT FUND
                         NOTES TO FINANCIAL STATEMENTS
                            June 30, 2000 [Cont'd]
                                  (Unaudited)
--------------------------------------------------------------------------------

     (d) The Fund records security and shareholder transactions no later than trade date plus one. Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund amortizes premium and accretes discount on investments utilizing the effective interest method.

     (e) The Fund is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to any one Fund are typically allocated among all Funds issued by the Corporation in proportion to their respective net assets, number of open shareholder accounts, or net sales, as applicable.

     (f) The Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker on a daily basis an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

          The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The predominant risk is that the movement of a futures contract's price may result in a loss, which could render a portfolio's hedging strategy unsuccessful. The Fund had no open futures contracts at June 30, 2000.

     (g) The Fund may write covered call options and purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. During the semi-annual period ended June 30, 2000, the Fund did not enter into any put or call transactions.

     (h) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3) Investment Management Fees and Transactions with Related Parties

     The Fund has a management agreement with Heartland Advisors, Inc. (the "Advisor") to serve as investment advisor and manager. Under the terms of the agreement, the Fund pays the Advisor a monthly management fee at the annual rate of .65% of the first $100 million of the Fund's average daily net assets, .50% of the next $400 million of net assets, and .40% on net assets in excess of $500 million.

                           HEARTLAND GOVERNMENT FUND
                         NOTES TO FINANCIAL STATEMENTS
                            June 30, 2000 [Cont'd]
                                  (Unaudited)
--------------------------------------------------------------------------------

     The Advisor collected a partial management fee at an annual rate of 0.25% of the Fund's average daily net assets through March 31, 1999. During the period from April 1, 1999 through April 30, 2000, the Advisor contractually committed to waive fees paid, to the extent that annual fund operating expenses exceeded 0.80%.

     The Fund adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor is Heartland Advisors, Inc. (the "Distributor"). The Plan requires the Fund to pay to the Distributor a quarterly distribution fee on an annual basis up to .25% of their daily net assets.

     Officers and certain directors of the Corporation are also officers and/or directors of Heartland Advisors, Inc.; however, they receive no compensation from the Funds.

     Each Director who is not affiliated with the Fund receives a fee for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees to be invested in the Heartland Funds. The value of each Director's deferred compensation account will increase or decrease as fees are invested in the selected Funds. The Fund maintains it's proportionate share of the liability for deferred fees. As of June 30, 2000, $11,563 of deferred Directors' fees were invested in the Fund.

     As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Directors of the Corporation has adopted a plan, which will allow the Funds, under certain conditions described in the Rule, to acquire newly issued securities from syndicates in which the Distributor is a member.

(4) Investment Transactions

     During the period from January 1, 2000 through June 30, 2000, the cost of purchases and proceeds from sales of securities, other than short-term obligations, made by the Fund, were $5,112,275 and $28,314,695, respectively. All of these transactions were purchases and sales of U.S. government obligations.

     At June 30, 2000, the gross unrealized appreciation and depreciation on securities for tax purposes were $44,706 and ($975,171), respectively, netting to ($930,465).

     The cost of securities as of June 30, 2000, was the same for financial reporting and federal income tax purposes.

(5) Fund Share Transactions

                                                    For the Six Months            For the Year
                                                           Ended                      Ended
                                                       June 30, 2000            December 31, 1999
                                                  ----------------------      ---------------------
          Shares issued                                    132,355                    1,240,691
          Reinvested dividends from net
            investment income distributions                 88,642                      249,068
          Shares redeemed                               (2,213,770)                  (2,251,446)
                                                       -----------                  -----------
          Net decrease in Fund shares                   (1,992,773)                    (761,687)
                                                       ===========                  ===========

                     END OF NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Shareholder Meeting Voting Results (Unaudited)

A Special Meeting of the Fund's shareholders was held at 789 N. Water Street, Milwaukee, Wisconsin on August 8, 2000. The shareholders cast the following vote on the Heartland Government Fund Plan of Liquidation.

                                     Yes            No        Abstain
                                     ---            --        -------
Heartland Government Fund         1,782,707       39,388      39,952